Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Summary of Capital and Reserves - Reconciliation of Movement in Total Equity

(a)	Share capital

	Ordinary shares of 25p each Number of shares	£m

Allotted and fully paid

1 January 2020	2,456,520,738	614.12

Changes during the year

– share option schemes	70,859	0.02

31 December 2020	2,456,591,597	614.14

Allotted and fully paid

1 January 2019	2,456,415,884	614.09

Changes during the year

– share option schemes	104,854	0.03

31 December 2019	2,456,520,738	614.12

Allotted and fully paid

1 January 2018	2,456,278,414	614.06

Changes during the year

– share option schemes	137,470	0.03

31 December 2018	2,456,415,884	614.09

Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves	Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m

31 December 2020	103	101	26,414	26,618

31 December 2019	94	101	26,414	26,609

31 December 2018	91	101	26,414	26,606

Summary of Movements in Other Reserves and Retained Earnings
(c)	Equity attributed to owners of the parent - movements in other reserves and retained earnings (which are after deducting treasury shares) comprise:

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

1 January 2020	(3,974)	(346)	13	179	573	(3,555)	(5,261)	45,495

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	6,400

Differences on exchange	(2,582)	–	–	–	–	(2,582)	–	–

Cash flow hedges

– net fair value losses	–	(256)	–	–	–	(256)	–	–

– reclassified and reported in profit for the year	–	90	–	–	–	90	–	–

Net investment hedges

– net fair value losses	(16)	–	–	–	–	(16)	–	–

– differences on exchange on borrowings	(163)	–	–	–	–	(163)	–	–

Associates - share of OCI, net of tax (note 5)	(95)	(3)	–	–	–	(98)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	44	–	–	–	44	–	–

Retirement benefit schemes

– net actuarial gains (note 11)	–	–	–	–	–	–	–	105

– surplus recognition (note 11)	–	–	–	–	–	–	–	10

Associates - share of OCI, net of tax (note 5)	–	–	(31)	–	–	(31)	–	(3)

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(26)
Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(33)	–	–	–	(33)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	88

– treasury shares used for share option schemes	–	–	–	–	–	–	9	(16)

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(4,747)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(17)	–

Other movements	–	–	–	–	–	–	119	(115)

31 December 2020	(6,830)	(504)	(18)	179	573	(6,600)	(5,150)	47,191

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

1 January 2019	(914)	(177)	6	179	573	(333)	(5,242)	43,799

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	5,704

Differences on exchange	(2,948)	–	–	–	–	(2,948)	–	–

Cash flow hedges

– net fair value losses	–	(246)	–	–	–	(246)	–	–

– reclassified and reported in profit for the year	–	53	–	–	–	53	–	–

Net investment hedges

– net fair value gains	21	–	–	–	–	21	–	–

– differences on exchange on borrowings	(18)	–	–	–	–	(18)	–	–

Associates - share of OCI, net of tax (note 5)	(115)	–	–	–	–	(115)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	56	–	–	–	56	–	–

Retirement benefit schemes

– net actuarial losses (note 11)	–	–	–	–	–	–	–	(582)

– surplus recognition (note 11)	–	–	–	–	–	–	–	(7)

Associates - share of OCI, net of tax (note 5)	–	–	7	–	–	7	–	–

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	75

Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(32)	–	–	–	(32)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	115

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(3,476)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(117)	–

Other movements	–	–	–	–	–	–	98	(133)

31 December 2019	(3,974)	(346)	13	179	573	(3,555)	(5,261)	45,495

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

Accounting policy change (IFRS 9) (note 30)	–	–	(9)	–	–	(9)	–	(29)

1 January 2018	(4,029)	(132)	8	179	573	(3,401)	(5,195)	42,101

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	6,032

Differences on exchange	3,861	–	–	–	–	3,861	–	–

Cash flow hedges

– net fair value losses	–	(58)	–	–	–	(58)	–	–

– reclassified and reported in profit for the year	–	17	–	–	–	17	–	–

Investments held at fair value

– reclassified and reported in retained earnings	–	–	(8)	–	–	(8)	–	8

Net investment hedges

– net fair value losses	(472)	–	–	–	–	(472)	–	–

– differences on exchange on borrowings	(236)	–	–	–	–	(236)	–	–

Associates - share of OCI, net of tax (note 5)	(38)	–	–	–	–	(38)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	18	–	–	–	18	–	–

Retirement benefit schemes

– net actuarial gains	–	–	–	–	–	–	–	138

– surplus recognition	–	–	–	–	–	–	–	4

Associates - share of OCI, net of tax (note 5)	–	–	6	–	–	6	–	–

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(33)

Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(22)	–	–	–	(22)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	121

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(4,463)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(139)	–

Non-controlling interests - acquisitions	–	–	–	–	–	–	–	(11)

Other movements	–	–	–	–	–	–	92	(98)

31 December 2018	(914)	(177)	6	179	573	(333)	(5,242)	43,799

Summary of Tax Attributable to Components of Other Comprehensive Income

Taxation in equity
The tax attributable to components of other comprehensive income is as follows:

	2020 £m	2019 £m	2018 £m

Hedging reserve

Cash flow hedges – net fair value losses	44	56	18

	44	56	18

Retained earnings

– actuarial (gains)/losses in respect of subsidiaries	(26)	75	(33)

	(26)	75	(33)

Owners of the parent	18	131	(15)

Non-controlling interests	–	–	–

Total tax recognised in other comprehensive income for the year (note 6(f))	18	131	(15)